Shareholders' Equity - Additional information (Details) € / shares in Units, $ in Millions			6 Months Ended
	Jun. 03, 2022 USD ($) shares	Sep. 14, 2021 EUR (€) € / shares shares	Jun. 30, 2022 EUR (€) shares	Jun. 30, 2022 USD ($) shares	Sep. 15, 2022 shares	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2020 shares
Disclosure of classes of share capital [line items]
Share split		0.0004
Number of shares transferred to Class B shares | shares		8,545
Share capital			€ 41,177,000			€ 40,138,000
Increase in subscribed capital						29,481,000
Decrease in share premium						(29,456,000)
Decrease in treasury shares						25,000
Shares issued due to execution of vested share based payments | shares			8,392,206	8,392,206
Subscribed capital			€ 1,007,000
Other capital reserves			252,940,000			240,430,000
Share premium			€ 779,347,000			€ 779,141,000
Number of warrants exercised | shares			10	10
Number of shares issued | shares			10	10
Subscribed capital paid			€ 1.20
Capital reserve			103.33
Share based payment liabilities to other capital reserves			€ 5.45
Equity line of credit shares issued compensation for share purchased | shares			262,697	262,697
Equity line of credit payment to subscribed capital			€ 32,000
Remaining fair value of shares expensed to other capital reserves			€ 664,000
Class A shares
Disclosure of classes of share capital [line items]
Number of shares issued | shares		261,244,915	269,899,828		4,262,000	261,244,915	69,103
Nominal value per share | € / shares		€ 0.12
Share capital		€ 31,300,000
Number of shares outstanding | shares			268,645,137			259,990,224	69,031
Number of commitment shares | shares	262,697
Maximum amount committed to purchase subject to certain limitations | $	$ 75
Maximum obligated to purchase of shares commitment | $	$ 75
Total commitment issued of Tumim stone | $				$ 75
Percentage of shares outstanding beneficially owning			4.99%	4.99%
Percentage of ownership shares outstanding beneficially			9.99%	9.99%
Class B shares
Disclosure of classes of share capital [line items]
Number of shares issued | shares		24,413,065	24,413,065			24,413,065
Nominal value per share | € / shares		€ 0.36
Share capital		€ 8,800,000
Number of shares outstanding | shares		24,413,065	24,413,065			24,413,065
Share premium
Disclosure of classes of share capital [line items]
Share premium			€ 206,000
Other capital reserves
Disclosure of classes of share capital [line items]
Other capital reserves			€ 990,000